Share-based Compensation - Nio Incentive Plans - Text and Options (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares
Number of Options Outstanding
Outstanding, Beginning Balance						91,074,140		57,775,914		52,623,554
Granted						33,964,176		47,216,792		13,460,477
Exercised						(20,133,668)		(7,732,317)		(2,723,540)
Forfeited						(14,759,778)		(5,498,453)		(5,236,562)
Expired						(1,300,898)		(687,796)		(348,015)
Outstanding, Ending Balance	88,843,972	91,074,140	57,775,914	52,623,554		88,843,972		91,074,140		57,775,914
Vested and expected to vest	118,546,834	99,702,386	55,832,678		118,546,834		99,702,386		55,832,678
Exercisable	32,925,154	32,959,964	5,089,894		32,925,154		32,959,964		5,089,894
Weighted Average Exercise Price, Options
Outstanding, Beginning Balance | $ / shares					$ 1.69		$ 0.57		$ 0.32
Granted | $ / shares					3.29		2.79		1.46
Exercised | $ / shares					0.49		0.40		0.39
Forfeited | $ / shares					2.69		1.17		0.44
Expired | $ / shares					4.11		0.62		0.25
Outstanding, Ending Balance | $ / shares	$ 2.38	$ 1.69	$ 0.57	$ 0.32	$ 2.38		$ 1.69		$ 0.57
Weighted Average Remaining Contractual Life, Outstanding, Options	6 years 9 months 7 days	8 years 2 months 23 days	8 years 6 months 7 days	8 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding, Options | $	$ 164,363	$ 425,988	$ 114,299	$ 51,506	$ 164,363		$ 425,988		$ 114,299
Aggregate Intrinsic Value, Vested and expected to vest, Options | $	354,839	467,127	107,299		354,839		467,127		107,299
Aggregate Intrinsic Value, Exercisable, Options | $	$ 80,801	$ 185,787	$ 11,070		$ 80,801		$ 185,787		$ 11,070
Weighted-average grant date fair value for options granted | $ / shares					$ 1.46		$ 1.93		$ 1.21
Recognized share-based compensation expenses | ¥						¥ 333,495		¥ 679,468		¥ 90,296
Nio Incentive Plan 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period						10 years
Requisite service period						4 years
Nio Incentive Plan 2015 [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage						25.00%
Nio Incentive Plan 2015 [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						36 months
Vesting percentage						75.00%
Nio Incentive Plan 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period						7 years
Requisite service period						4 years
Nio Incentive Plan 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period						10 years
Requisite service period						5 years
Options | Nio Incentive Plan [Member]
Weighted Average Exercise Price, Options
Recognized share-based compensation expenses | ¥						¥ 329,693		¥ 437,320		¥ 30,127